FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Schedule of Maturity Profile of the Group's Financial Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥		¥ 215	¥ 2,736
Other payables and accrued liabilities | ¥		2,481	12,075
Due to related companies | ¥		13,747	21,007
Due to the Shareholder | ¥		11,573	12,565
Trade and other payables, total | ¥		28,016	48,383
USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $	$ 33
Other payables and accrued liabilities | $	382
Due to related companies | $	2,113
Due to the Shareholder | $	1,779
Trade and other payables, total | $	4,307
On demand [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥
Other payables and accrued liabilities | ¥
Due to related companies | ¥
Due to the Shareholder | ¥
Trade and other payables, total | ¥
On demand [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to related companies | $
Due to the Shareholder | $
Trade and other payables, total | $
Within 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥		215	2,736
Other payables and accrued liabilities | ¥		2,481	12,075
Due to related companies | ¥		13,747	21,007
Due to the Shareholder | ¥		11,573	12,565
Trade and other payables, total | ¥		28,016	48,383
Within 1 year [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $	33
Other payables and accrued liabilities | $	382
Due to related companies | $	2,113
Due to the Shareholder | $	1,779
Trade and other payables, total | $	4,307
After one year but not more than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥
Other payables and accrued liabilities | ¥
Due to related companies | ¥
Due to the Shareholder | ¥
Trade and other payables, total | ¥
After one year but not more than five years [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to related companies | $
Due to the Shareholder | $
Trade and other payables, total | $
Later Than Five Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥
Other payables and accrued liabilities | ¥
Due to related companies | ¥
Due to the Shareholder | ¥
Trade and other payables, total | ¥
Later Than Five Years [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to related companies | $
Due to the Shareholder | $
Trade and other payables, total | $